Restatement and Correction of an Error - Schedule of Restated Balance Sheet (Detail) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Current Assets:
Cash				$ 12,362
Deferred offering costs	$ 1,054,573	$ 394,147		166,342
Total current assets	1,105,998	605,540		178,704
Property and equipment, net of accumulated depreciation of $440,334	232,003	254,974		337,592
Operating lease right of use asset	823,520	859,331		1,007,589
Intangible assets, net of accumulated amortization of $37,528	27,574	28,702		33,218
Total assets	2,189,095	1,748,547		1,557,103
Current Liabilities:
Accounts payable	2,958,255	2,138,732		871,313
Accrued expenses and other liabilities	1,281,831	944,573		514,783
Accrued interest— related parties				226,170
Accrued interest— non-related parties	740,318	477,720		1,654,486
Convertible notes payable— related parties, net of debt discount of $0				900,000
Convertible notes payable, current, net of debt discount of $946,291	2,777,778	2,777,778		7,703,432
Derivative liabilities	1,152,065	826,980		3,813,019
Lease liability, current	132,109	129,502		120,162
Total current liabilities	9,411,947	7,295,285		15,803,365
Long-term Liabilities:
Lease liability, net of current portion	793,708	827,728		961,908
Convertible notes payable — net of debt discount of $49,078				922
Derivative liabilities				33,300
Total Long-term Liabilities		827,728		996,130
Total liabilities	10,205,655	8,123,013		16,799,495
Commitments and Contingencies (Note 8)
Stockholders' Deficit:
Common stock, $.001 par value; 100,050,000 shares authorized; 36,918,882 shares issued and outstanding as of December 31, 2021	14,532	14,532		36,919
Additional paid-in capital	4,763,841	4,577,220		3,160,491
Accumulated deficit	(44,522,174)	(42,382,291)		(32,774,456)	$ (25,987,606)
Total shareholders' deficit	(39,743,801)	(37,790,539)	$ (30,504,144)	(29,577,046)		$ (23,288,229)
Total Liabilities and Shareholders' Deficit	2,189,095	1,748,547		1,557,103
Series A Redeemable Convertible Preferred Stock [Member]
Mezzanine Equity
Redeemable Convertible Preferred stock	7,789,420	7,714,336		7,406,409
Series B Redeemable Convertible Preferred Stock [Member]
Mezzanine Equity
Redeemable Convertible Preferred stock	$ 7,025,434	$ 7,025,434		6,928,245
As Previously Reported [Member]
Current Assets:
Cash				12,362
Deferred offering costs				166,342
Total current assets				178,704
Property and equipment, net of accumulated depreciation of $440,334				337,592
Operating lease right of use asset				1,007,589
Intangible assets, net of accumulated amortization of $37,528				18,506
Total assets				1,542,391
Current Liabilities:
Accounts payable				871,313
Accrued expenses and other liabilities				514,783
Accrued interest— non-related parties				1,880,656
Convertible notes payable, current, net of debt discount of $946,291				9,507,228
Lease liability, current				120,162
Total current liabilities				12,894,142
Long-term Liabilities:
Lease liability, net of current portion				961,908
Convertible notes payable — net of debt discount of $49,078				50,000
Total Long-term Liabilities				1,011,908
Total liabilities				13,906,050
Commitments and Contingencies (Note 8)
Stockholders' Deficit:
Common stock, $.001 par value; 100,050,000 shares authorized; 36,918,882 shares issued and outstanding as of December 31, 2021				36,919
Additional paid-in capital				2,989,644
Accumulated deficit				(28,382,005)	$ (25,830,637)
Total shareholders' deficit				(25,355,442)		$ (23,288,229)
Total Liabilities and Shareholders' Deficit				1,542,391
As Previously Reported [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Mezzanine Equity
Redeemable Convertible Preferred stock				7,020,992
As Previously Reported [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Mezzanine Equity
Redeemable Convertible Preferred stock				5,970,791
Reclassifications [Member]
Current Liabilities:
Accrued interest— related parties				226,170
Accrued interest— non-related parties				(226,170)
Convertible notes payable— related parties, net of debt discount of $0				900,000
Convertible notes payable, current, net of debt discount of $946,291				(900,000)
Long-term Liabilities:
Commitments and Contingencies (Note 8)
Error Correction [Member]
Current Assets:
Intangible assets, net of accumulated amortization of $37,528				14,712
Total assets				14,712
Current Liabilities:
Convertible notes payable, current, net of debt discount of $946,291				(903,796)
Derivative liabilities				3,813,019
Total current liabilities				2,909,223
Long-term Liabilities:
Convertible notes payable — net of debt discount of $49,078				(49,078)
Derivative liabilities				33,300
Total Long-term Liabilities				(15,778)
Total liabilities				2,893,445
Commitments and Contingencies (Note 8)
Stockholders' Deficit:
Additional paid-in capital				170,847
Accumulated deficit				(4,392,451)
Total shareholders' deficit				(4,221,604)
Total Liabilities and Shareholders' Deficit				14,712
Error Correction [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Mezzanine Equity
Redeemable Convertible Preferred stock				385,417
Error Correction [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Mezzanine Equity
Redeemable Convertible Preferred stock				957,454
Stockholders' Deficit:
Accumulated deficit				$ (72,522)